Item 1. Schedule of Investments


 T. Rowe Price Equity Income Fund
 (Unaudited) September 30,2004
 PORTFOLIO OF INVESTMENTS (1)                       Shares/$ Par Value
 (Cost and value in $ 000s)


 COMMON STOCKS  94.9%
 CONSUMER DISCRETIONARY  16.7%
 Automobiles  0.3%
 Ford Motor                                          3,500,000    49,175

                                                                  49,175

 Distributors  0.8%
 Genuine Parts                                       3,500,000    134,330

                                                                  134,330

 Hotels, Restaurants & Leisure  2.1%
 Hilton                                              5,250,000    98,910

 McDonald's                                          5,000,000    140,150

 Starwood Hotels & Resorts Worldwide, Class B        2,185,000    101,428

                                                                  340,488

 Household Durables  1.8%
 Fortune Brands                                      1,800,000    133,362

 Newell Rubbermaid                                   7,500,000    150,300

                                                                  283,662

 Leisure Equipment & Products  2.2%
 Eastman Kodak                                       5,250,000    169,155

 Hasbro                                              400,000      7,520

 Mattel                                              9,500,000    172,235

                                                                  348,910

 Media  7.9%
 Comcast, Class A *                                  7,500,000    211,800

 Disney                                              6,987,100    157,559

 Dow Jones +                                         4,500,000    182,745

 Knight-Ridder                                       1,500,000    98,175

 New York Times, Class A                             5,476,400    214,127

 Time Warner *                                       11,000,000   177,540

 Viacom, Class B                                     7,000,000    234,920

                                                                  1,276,866

 Multiline Retail  0.4%
 May Department Stores                               2,750,000    70,483

                                                                  70,483

 Specialty Retail  1.2%
 Home Depot                                          4,000,000    156,800

 Toys "R" Us *                                       1,900,000    33,706

                                                                  190,506

 Total Consumer Discretionary                                     2,694,420

 CONSUMER STAPLES  6.6%
 Beverages  1.1%
 Coca-Cola                                           4,500,000    180,225

                                                                  180,225

 Food Products  2.3%
 Campbell Soup                                       5,000,000    131,450

 ConAgra                                             2,000,000    51,420

 General Mills                                       2,500,000    112,250

 Unilever GDS (EUR)                                  1,400,000    80,525

                                                                  375,645

 Household Products  2.0%
 Clorox                                              1,400,000    74,620

 Colgate-Palmolive                                   2,500,000    112,950

 Kimberly-Clark                                      2,200,000    142,098

                                                                  329,668

 Tobacco  1.2%
 Altria Group                                        1,750,000    82,320

 UST                                                 2,600,000    104,676

                                                                  186,996

 Total Consumer Staples                                           1,072,534

 ENERGY  10.3%
 Energy Equipment & Services  0.9%
 Baker Hughes                                        1,000,000    43,720

 Schlumberger                                        1,400,000    94,234

                                                                  137,954

 Oil & Gas  9.4%
 Amerada Hess                                        2,750,000    244,750

 Anadarko Petroleum                                  2,000,000    132,720

 BP ADR                                              3,000,000    172,590

 ChevronTexaco                                       6,000,000    321,840

 El Paso Corporation                                 1,000,000    9,190

 ExxonMobil                                          6,500,000    314,145

 Royal Dutch Petroleum ADS                           4,500,000    232,200

 Unocal                                              2,250,000    96,750

                                                                  1,524,185

 Total Energy                                                     1,662,139

 FINANCIALS  18.6%
 Capital Markets  3.3%
 Charles Schwab                                      14,365,800   132,022

 Federated Investors, Class B                        1,500,000    42,660

 Janus Capital Group                                 2,000,000    27,220

 Mellon Financial                                    4,000,000    110,760

 Morgan Stanley                                      3,250,000    160,225

 Northern Trust                                      1,400,000    57,120

                                                                  530,007

 Commercial Banks  4.5%
 Bank of America                                     6,000,000    259,980

 Bank of Ireland (EUR)                               3,500,000    47,112

 Mercantile Bankshares                               1,500,000    71,940

 National City                                       2,100,000    81,102

 SunTrust                                            2,250,000    158,422

 Wells Fargo                                         1,300,000    77,519

 Wilmington Trust                                    1,000,000    36,210

                                                                  732,285

 Consumer Finance  0.9%
 American Express                                    3,000,000    154,380

                                                                  154,380

 Diversified Financial Services  2.8%
 Citigroup                                           2,240,000    98,829

 J.P. Morgan Chase                                   8,910,000    353,994

                                                                  452,823

 Insurance  5.9%
 Chubb                                               1,600,000    112,448

 Lincoln National                                    2,730,188    128,319

 Marsh & McLennan                                    5,250,000    240,240

 SAFECO                                              3,413,757    155,838

 St. Paul Companies                                  4,100,000    135,546

 UnumProvident                                       7,000,000    109,830

 XL Capital                                          1,000,000    73,990

                                                                  956,211

 Real Estate  0.5%
 Simon Property Group, REIT                          1,500,000    80,445

                                                                  80,445

 Thrifts & Mortgage Finance  0.7%
 Fannie Mae                                          1,750,000    110,950

                                                                  110,950

 Total Financials                                                 3,017,101

 HEALTH CARE  9.0%
 Biotechnology  0.7%
 MedImmune *                                         4,750,000    112,575

                                                                  112,575

 Health Care Equipment & Supplies  0.9%
 Baxter International                                4,500,000    144,720

                                                                  144,720

 Health Care Providers & Services  0.8%
 CIGNA                                               1,750,000    121,853

                                                                  121,853

 Pharmaceuticals  6.6%
 Abbott Laboratories                                 2,250,000    95,310

 Bristol Myers Squibb                                9,000,000    213,030

 Johnson & Johnson                                   3,750,000    211,237

 Merck                                               7,500,000    247,500

 Schering-Plough                                     6,250,000    119,125

 Wyeth                                               5,000,000    187,000

                                                                  1,073,202

 Total Health Care                                                1,452,350

 INDUSTRIALS & BUSINESS SERVICES  12.9%
 Aerospace & Defense  4.6%
 Honeywell International                             7,250,000    259,985

 Lockheed Martin                                     3,000,000    167,340

 Raytheon                                            4,250,000    161,415

 Rockwell Collins                                    4,028,400    149,615

                                                                  738,355

 Commercial Services & Supplies  1.1%
 Dun & Bradstreet *                                  1,000,000    58,700

 Waste Management                                    4,700,000    128,498

                                                                  187,198

 Electrical Equipment  2.1%
 Cooper Industries, Class A                          2,803,000    165,377

 Emerson Electric                                    1,100,000    68,079

 Rockwell Automation                                 2,601,000    100,658

                                                                  334,114

 Industrial Conglomerates  2.1%
 GE                                                  10,000,000   335,800

                                                                  335,800

 Machinery  0.7%
 Pall                                                4,500,000    110,160

                                                                  110,160

 Road & Rail  2.0%
 Norfolk Southern                                    4,200,000    124,908

 Union Pacific                                       3,500,000    205,100

                                                                  330,008

 Trading Companies & Distributors  0.3%
 W. W. Grainger                                      1,000,000    57,650

                                                                  57,650

 Total Industrials & Business Services                            2,093,285

 INFORMATION TECHNOLOGY  4.6%
 Communications Equipment  1.7%
 Lucent Technologies *                               10,000,000   31,700

 Motorola                                            8,000,000    144,320

 Nokia ADR                                           7,500,000    102,900

                                                                  278,920

 Computers & Peripherals  0.8%
 Hewlett-Packard                                     6,920,625    129,762

                                                                  129,762

 Semiconductor & Semiconductor Equipment  1.1%
 Intel                                               2,000,000    40,120

 Texas Instruments                                   6,000,000    127,680

                                                                  167,800

 Software  1.0%
 Microsoft                                           6,000,000    165,900

                                                                  165,900

 Total Information Technology                                     742,382

 MATERIALS  6.0%
 Chemicals  3.1%
 Dow Chemical                                        3,500,000    158,130

 DuPont                                              3,000,000    128,400

 Great Lakes Chemical +                              2,700,000    69,120

 Hercules *                                          4,341,400    61,865

 International Flavors & Fragrances                  2,000,000    76,400

                                                                  493,915

 Construction Materials  0.3%
 Vulcan Materials                                    1,100,000    56,045

                                                                  56,045

 Metals & Mining  0.8%
 Alcoa                                               2,000,000    67,180

 Nucor                                               750,000      68,527

                                                                  135,707

 Paper & Forest Products  1.8%
 International Paper                                 4,500,000    181,845

 MeadWestvaco                                        3,250,000    103,675

                                                                  285,520

 Total Materials                                                  971,187

 TELECOMMUNICATION SERVICES  5.9%
 Diversified Telecommunication Services  5.7%
 Alltel                                              2,750,000    151,003

 AT&T                                                6,250,000    89,500

 Qwest Communications International *                32,000,000   106,560

 SBC Communications                                  6,250,000    162,187

 Sprint                                              8,750,000    176,137

 Verizon Communications                              5,750,000    226,435

                                                                  911,822

 Wireless Telecommunication Services  0.2%
 Vodafone ADR                                        1,500,000    36,165

                                                                  36,165

 Total Telecommunication Services                                 947,987

 UTILITIES  4.3%
 Electric Utilities  1.7%
 FirstEnergy                                         2,400,000    98,592

 Teco Energy                                         2,000,000    27,060

 TXU                                                 2,150,000    103,028

 XCEL Energy                                         2,500,000    43,300

                                                                  271,980

 Gas Utilities  0.8%
 NiSource                                            6,500,000    136,565

                                                                  136,565

 Multi-Utilities & Unregulated Power  1.8%
 Constellation Energy Group                          3,000,000    119,520

 Duke Energy                                         7,250,000    165,953

                                                                  285,473

 Total Utilities                                                  694,018

 Total Common Stocks (Cost  $12,900,439)                          15,347,403

 CONVERTIBLE PREFERRED STOCKS  0.4%
 Ford Motor Capital Trust II                         574,000      30,009

 UnumProvident                                       1,455,000    40,233

 Total Convertible Preferred Stocks (Cost  $65,075)               70,242

 CONVERTIBLE BONDS  0.5%
 Lucent Technologies, 8.00%, 8/1/31                  66,228,000   72,051

 Total Convertible Bonds (Cost  $71,718)                          72,051

 SHORT-TERM INVESTMENTS  4.2%
 Money Market Fund  4.2%
 T. Rowe Price Reserve Investment Fund, 1.68% #+     677,941,647  677,942

 Total Short-Term Investments (Cost  $677,942)                    677,942

 Total Investments in Securities
 100.0% of Net Assets (Cost $13,715,174)             $            16,167,638


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 +    Affiliated company
 ADR  American Depository Receipts
 ADS  American Depository
      Shares
 EUR  Euro
 GDS  Global Depository
      Shares
 REIT Real Estate
      Investment Trust




 +Affiliated Companies
 ($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities.



                 Purchases   Sales Realized    Investment         Value
 Affiliate       Cost        Cost  Gain/(Loss) Income       9/30/04   12/31/03

 Dow Jones       60,189      -     -           2,588        182,745   154,535

Great Lakes
Chemical         -           -     -           769          69,120    73,413

T. Rowe Price
Reserve
Investment Fund  ***         ***   ***         6,058        677,942   421,247

 Totals                            -           9,415        929,807   649,195


 *** Realized gain/(loss) and purchase and sale information not show n for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Equity Income Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Income Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $13,715,174,000. Net unrealized gain aggregated $2,452,459,000 at period-end, of which $3,409,965,000 related to appreciated investments and $957,506,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.





Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004